Stock Option Plan (Details 1)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Stock Option Plan
Option outstanding, beginning | shares
Weighted average exercise price, beginning | $ / shares
Granted | shares	360,000
Granted | $ / shares	$ 1.28
Exercised | shares
Exercised | $ / shares
Forfeited or expired | shares
Forfeited or expired | $ / shares
Option outstanding, ending | shares	360,000
Weighted average exercise price, ending | $ / shares	$ 1.28
Weighted average remaining contractual term	9 years 11 months 11 days
Exercisable | shares	131,250
Exercisable | $ / shares	$ 1.28
Weighted average remaining contractual term, exercisable	9 years 10 months 17 days